INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Finished products	$ 11,733	$ 12,222
Raw materials	2,773	2,525
Inventory, net	$ 14,506	$ 14,747